Earnings per share (Details 2) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)	434,455,365	373,167,257	183,033,950
Effect of stock options (Note 1)	299,030	438,289	2,164,419
Weighted average number of equity shares outstanding (diluted)	434,754,395	373,605,546	185,198,369